Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

In September 2024, the Company entered into Convertible Note Purchase Agreements (the “Agreements”) with three (3) non-U.S. investors (the “Purchasers”).

Pursuant to the Agreements, the Company has issued and sold to the Purchasers convertible notes (the “Notes”) with aggregate principal amount of US$5,000,000, interest rate of 8% per annum, original issue discount of 20%, and maturity of three (3) years. The Notes are convertible into Class B Ordinary Shares of the Company (the “Conversion Shares”) at the option of the Purchasers, at a conversion price (the “Conversion Price”) of the higher of (i) 75% of the lowest volume-weighted average trading price of the Class B Ordinary Shares during the ten (10) latest consecutive business days preceding the conversion, and (ii) $0.6 per Class B Ordinary Share. In addition, the Company will issue the Purchasers warrants to purchase one (1) Class B Ordinary Share per Conversion Share (the “Conversion Warrants”) upon the conversion of the Notes, with the exercise price of such Conversion Warrants the same as the Conversion Price of the Notes. As of the date of this report, the Company has collected proceeds from the Notes.

On November 4, 2024, the Company closed its previously announced issuance and sale of certain convertible notes (the “Notes”) to three (3) non-U.S. investors.

On November 20, 2024, the Company received conversion notice from the purchasers. On November 25, 2024, the Company issued an aggregation of 7,751,939 Class B Ordinary Shares and 7,751,939 Conversion Warrants to three Purchasers at conversion price of $0.645 per share.

The Company evaluated subsequent events through the date of issuance of the unaudited condensed consolidated financial statements, and the management determined that other than those that have been disclosed in the unaudited condensed consolidated financial statements and subsequent events disclosed above, no subsequent events that require recognition and disclosure in the unaudited condensed consolidated financial statements.